Annual Total Returns[BarChart] - INVESCO CORE PLUS BOND FUND - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.41%	7.96%	(0.41%)	7.01%	0.28%	5.02%	5.01%	(2.71%)	11.27%	9.57%